UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/12 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Australia (2.7%)

Macquarie Group, Ltd.	378,534	$11,402,394

Origin Energy, Ltd.	514,271	7,111,645

Telstra Corp., Ltd.	3,278,064	11,171,464

		29,685,503
Belgium (1.4%)

Anheuser-Busch InBev NV	215,789	15,765,559

		15,765,559
Brazil (2.1%)

Cia Hering	246,300	6,361,744

Itau Unibanco Holding SA ADR (Preference)	364,800	7,000,512

Localiza Rent a Car SA	496,900	9,146,150

		22,508,406
Canada (1.9%)

Agrium, Inc.	107,660	9,292,144

Canadian Natural Resources, Ltd.	340,000	11,269,136

		20,561,280
China (4.6%)

Baidu, Inc. ADR(NON)	51,100	7,448,847

Brilliance China Automotive Holdings, Inc.(NON)	4,640,000	5,019,091

China Mobile, Ltd.	805,500	8,863,503

China National Materials Co., Ltd.	18,732,000	7,598,406

Industrial and Commercial Bank of China, Ltd.	15,374,000	9,918,646

PCD Stores Group, Ltd.	14,454,000	2,047,427

Perfect World Co., Ltd. ADR(NON)	339,000	5,485,020

Zhongpin, Inc.(NON)	343,772	3,867,435

		50,248,375
France (9.3%)

AXA SA	562,039	9,317,419

Christian Dior SA	144,193	22,125,283

Sanofi	400,386	31,094,510

Technip SA	126,165	14,862,955

Valeo SA	234,179	12,280,597

Vinci SA	226,830	11,828,653

		101,509,417
Germany (12.1%)

Allianz SE	119,068	14,207,921

Biotest AG-Vorzugsaktien (Germany)	78,319	4,663,872

Deutsche Bank AG	348,621	17,345,173

Deutsche Post AG	1,241,445	23,900,243

Kabel Deutschland Holding AG(NON)	230,526	14,238,123

Lanxess AG	184,922	15,286,153

MTU Aero Engines Holding AG	178,675	14,390,864

Porsche Automobil Holding SE (Preference)	248,110	14,642,512

Siemens AG	140,866	14,201,315

		132,876,176
Hong Kong (1.4%)

Henderson Land Development Co., Ltd.	1,633,000	9,010,830

Sands China, Ltd.	1,546,400	6,043,775

		15,054,605
India (0.4%)

Housing Development Finance Corp.	309,043	4,084,378

		4,084,378
Ireland (3.6%)

Covidien PLC	224,200	12,259,256

Kerry Group PLC Class A	260,741	12,066,931

WPP PLC	1,081,587	14,782,845

		39,109,032
Israel (0.9%)

Teva Pharmaceutical Industries, Ltd. ADR	224,000	10,093,440

		10,093,440
Italy (2.0%)

Fiat SpA(S)	2,212,498	13,007,161

UniCredit SpA	1,733,228	8,682,391

		21,689,552
Japan (19.5%)

Aisin Seiki Co., Ltd.	507,600	17,821,501

Astellas Pharma, Inc.	201,300	8,268,938

Canon, Inc.	181,500	8,573,940

Inpex Corp.	2,653	17,917,446

Japan Tobacco, Inc.	2,368	13,331,980

Jupiter Telecommunications Co., Ltd.	3,208	3,213,039

Konami Corp.	425,100	12,048,866

Lawson, Inc.	230,300	14,496,351

Mitsubishi Electric Corp.	1,341,000	11,859,514

Mitsubishi UFJ Financial Group, Inc.	4,220,900	21,010,158

Nippon Telegraph & Telephone (NTT) Corp.	318,700	14,458,361

Nissan Motor Co., Ltd.	1,666,800	17,741,341

ORIX Corp.	216,720	20,684,886

Sumitomo Heavy Industries, Ltd.	1,247,000	6,930,289

Tokyo Gas Co., Ltd.	3,560,000	16,774,194

Yamada Denki Co., Ltd.	132,180	8,256,260

		213,387,064
Malaysia (0.6%)

AirAsia Bhd	5,349,100	6,023,958

		6,023,958
Netherlands (1.1%)

ING Groep NV GDR(NON)	1,383,931	11,530,390

		11,530,390
Norway (0.9%)

DnB NOR ASA	780,143	10,027,915

		10,027,915
Russia (1.8%)

Gazprom OAO ADR	684,671	8,352,986

Sberbank of Russia ADR(NON)	871,936	11,195,658

		19,548,644
South Korea (1.5%)

SK Hynix, Inc.	222,430	5,742,092

Samsung Electronics Co., Ltd.	10,017	11,271,943

		17,014,035
Spain (0.7%)

Grifols SA(NON)	336,498	7,180,596

		7,180,596
Taiwan (1.2%)

Hon Hai Precision Industry Co., Ltd.	3,330,000	12,918,565

		12,918,565
Turkey (0.6%)

Turkiye Vakiflar Bankasi Tao	3,390,782	6,430,367

		6,430,367
United Kingdom (24.2%)

Associated British Foods PLC	760,151	14,833,519

Barclays PLC	4,485,394	16,877,757

BG Group PLC	992,982	22,998,232

Centrica PLC	2,317,517	11,728,539

Compass Group PLC	1,325,870	13,901,387

Kingfisher PLC	2,799,579	13,733,809

Pearson PLC	562,733	10,486,071

Prudential PLC	1,518,226	18,152,319

Rio Tinto PLC	540,250	29,777,933

Royal Bank of Scotland Group PLC(NON)	14,855,860	6,567,806

Royal Dutch Shell PLC Class A	629,232	21,975,993

SSE PLC	790,484	16,803,609

Standard Chartered PLC	383,888	9,578,856

Tullow Oil PLC	483,577	11,811,068

Vodafone Group PLC	7,792,572	21,463,398

WM Morrison Supermarkets PLC	2,113,564	10,074,330

Xstrata PLC	832,866	14,227,575

		264,992,201
United States (5.2%)

Accenture PLC Class A	98,900	6,379,050

ACE, Ltd.	108,000	7,905,600

Apple, Inc.(NON)	23,200	13,907,704

Beam, Inc.	87,700	5,136,589

CF Industries Holdings, Inc.	45,000	8,219,250

Tyco International, Ltd.	275,918	15,501,114

		57,049,307

Total common stocks (cost $994,185,842)		$1,089,288,765

U.S. TREASURY OBLIGATIONS (—%)(a)(i)
	Principal amount	Value

U.S. Treasury Inflation Protected Notes 1 7/8s, July 15, 2013	$104,856	$110,802

Total U.S. treasury Obligations (cost $110,802)		$110,802

SHORT-TERM INVESTMENTS (0.6%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)	3,976,075	$3,976,075

Putnam Money Market Liquidity Fund 0.11%(e)	1,266,314	1,266,314

U.S. Treasury Bills zero%, September 6, 2012(i)	$30,000	29,985

U.S. Treasury Bills with effective yields ranging from 0.164% to 0.192%, March 7, 2013(SEGSF)	980,000	978,434

U.S. Treasury Bills with an effective yield of 0.150%, February 7, 2013(SEGSF)	140,000	139,798

Total short-term investments (cost $6,390,525)		$6,390,606

TOTAL INVESTMENTS

Total investments (cost $1,000,687,169)(b)		$1,095,790,173

FORWARD CURRENCY CONTRACTS at 3/31/12 (aggregate face value $312,198,917) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/18/12	$2,966,913	$3,085,028	$(118,115)
	British Pound	Sell	4/18/12	1,706,502	1,701,502	(5,000)
	Canadian Dollar	Buy	4/18/12	461,031	466,453	(5,422)
	Canadian Dollar	Sell	4/18/12	461,031	460,580	(451)
	Euro	Buy	4/18/12	2,836,426	2,806,474	29,952
	Euro	Sell	4/18/12	2,836,426	2,835,289	(1,137)
	Norwegian Krone	Sell	4/18/12	2,707,966	2,744,812	36,846
	Swedish Krona	Buy	4/18/12	3,389,490	3,355,466	34,024
	Swiss Franc	Buy	4/18/12	7,257,659	7,233,056	24,603
Barclays Bank PLC
	British Pound	Sell	4/18/12	2,271,551	2,264,185	(7,366)
	Canadian Dollar	Buy	4/18/12	1,222,332	1,198,348	23,984
	Euro	Buy	4/18/12	3,513,856	3,512,394	1,462
	Hong Kong Dollar	Buy	4/18/12	3,730,202	3,733,233	(3,031)
	Japanese Yen	Sell	4/18/12	4,067,791	4,148,842	81,051
	Norwegian Krone	Sell	4/18/12	2,165,973	2,196,683	30,710
	Singapore Dollar	Buy	4/18/12	7,133,612	7,165,047	(31,435)
	Swedish Krona	Buy	4/18/12	894,549	885,484	9,065
	Swiss Franc	Buy	4/18/12	6,912,415	6,887,917	24,498
Citibank, N.A.
	Australian Dollar	Buy	4/18/12	3,181,900	3,308,267	(126,367)
	British Pound	Sell	4/18/12	2,664,830	2,656,406	(8,424)
	Danish Krone	Buy	4/18/12	11,176,823	11,082,465	94,358
	Euro	Buy	4/18/12	1,603,743	1,586,692	17,051
	Euro	Sell	4/18/12	1,603,743	1,602,847	(896)
	Hong Kong Dollar	Buy	4/18/12	3,373,515	3,376,374	(2,859)
	Norwegian Krone	Sell	4/18/12	161,687	183,501	21,814
	Singapore Dollar	Buy	4/18/12	10,978	11,029	(51)
	Swedish Krona	Buy	4/18/12	933,507	924,344	9,163
	Swiss Franc	Buy	4/18/12	7,628,054	7,603,203	24,851
Credit Suisse AG
	Australian Dollar	Buy	4/18/12	1,300,474	1,352,285	(51,811)
	British Pound	Sell	4/18/12	3,111,368	3,102,427	(8,941)
	Canadian Dollar	Buy	4/18/12	810,812	820,196	(9,384)
	Canadian Dollar	Sell	4/18/12	810,812	809,996	(816)
	Euro	Buy	4/18/12	2,631,157	2,629,935	1,222
	Euro	Sell	4/18/12	2,631,157	2,603,155	(28,002)
	Japanese Yen	Sell	4/18/12	2,825,719	2,881,986	56,267
	Norwegian Krone	Sell	4/18/12	2,220,184	2,250,654	30,470
	Swedish Krona	Buy	4/18/12	4,732,975	4,684,042	48,933
	Swiss Franc	Buy	4/18/12	8,170,406	8,141,181	29,225
Deutsche Bank AG
	Australian Dollar	Buy	4/18/12	948,572	984,933	(36,361)
	Australian Dollar	Sell	4/18/12	948,572	967,660	19,088
	British Pound	Sell	4/18/12	2,264,994	2,257,763	(7,231)
	Euro	Sell	4/18/12	7,404,505	7,401,149	(3,356)
	Swedish Krona	Buy	4/18/12	2,810,612	2,781,151	29,461
	Swiss Franc	Buy	4/18/12	7,764,778	7,738,285	26,493
Goldman Sachs International
	Australian Dollar	Buy	4/18/12	3,857,989	4,012,289	(154,300)
	British Pound	Sell	4/18/12	3,052,192	3,042,467	(9,725)
	Euro	Buy	4/18/12	2,729,057	2,728,045	1,012
	Euro	Sell	4/18/12	2,729,057	2,699,993	(29,064)
	Japanese Yen	Buy	4/18/12	288,666	294,421	(5,755)
	Japanese Yen	Sell	4/18/12	288,666	286,718	(1,948)
	Norwegian Krone	Buy	4/18/12	1,235,425	1,252,246	(16,821)
	Norwegian Krone	Sell	4/18/12	1,235,425	1,224,135	(11,290)
	Swedish Krona	Buy	4/18/12	1,832,089	1,813,264	18,825
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/18/12	2,852,335	2,960,483	(108,148)
	British Pound	Sell	4/18/12	266,291	265,497	(794)
	Euro	Sell	4/18/12	7,804,641	7,794,842	(9,799)
	Hong Kong Dollar	Buy	4/18/12	8,451,792	8,452,092	(300)
	Norwegian Krone	Buy	4/18/12	396,031	392,398	3,633
	Norwegian Krone	Sell	4/18/12	396,031	401,687	5,656
	Swiss Franc	Buy	4/18/12	7,939,394	7,913,528	25,866
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	4/18/12	492,124	502,041	(9,917)
	Australian Dollar	Sell	4/18/12	492,124	511,800	19,676
	British Pound	Sell	4/18/12	3,757,024	3,745,053	(11,971)
	Euro	Sell	4/18/12	2,024,685	2,033,099	8,414
	Hong Kong Dollar	Buy	4/18/12	5,657,202	5,660,598	(3,396)
	Japanese Yen	Sell	4/18/12	5,630,094	5,627,241	(2,853)
	Norwegian Krone	Buy	4/18/12	9,294,003	9,417,363	(123,360)
	Singapore Dollar	Buy	4/18/12	12,205,468	12,259,449	(53,981)
	Swedish Krona	Buy	4/18/12	3,322,449	3,286,248	36,201
	Swiss Franc	Buy	4/18/12	6,458,257	6,435,831	22,426
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/12	185,619	264,471	(78,852)
	British Pound	Sell	4/18/12	5,258,490	5,305,084	46,594
	Canadian Dollar	Buy	4/18/12	2,653,932	2,691,644	(37,712)
	Euro	Sell	4/18/12	4,677,316	4,677,440	124
	Japanese Yen	Buy	4/18/12	94,823	96,778	(1,955)
	Japanese Yen	Sell	4/18/12	94,823	94,186	(637)
	Swedish Krona	Buy	4/18/12	1,279,239	1,265,187	14,052
	Swiss Franc	Buy	4/18/12	8,836,076	8,809,040	27,036
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/12	3,298,856	3,430,315	(131,459)
	Canadian Dollar	Buy	4/18/12	1,780,079	1,778,394	1,685
	Canadian Dollar	Sell	4/18/12	1,780,079	1,801,428	21,349
	Euro	Sell	4/18/12	8,267,464	8,263,857	(3,607)
	Israeli Shekel	Sell	4/18/12	2,340,734	2,276,321	(64,413)
	Norwegian Krone	Buy	4/18/12	362,826	356,660	6,166
	Norwegian Krone	Sell	4/18/12	362,827	368,074	5,247
	Swedish Krona	Buy	4/18/12	182,179	180,403	1,776
UBS AG
	Australian Dollar	Buy	4/18/12	1,162,733	1,186,186	(23,453)
	Australian Dollar	Sell	4/18/12	1,162,733	1,208,820	46,087
	British Pound	Sell	4/18/12	3,975,494	3,962,405	(13,089)
	Euro	Sell	4/18/12	5,306,729	5,303,886	(2,843)
	Norwegian Krone	Buy	4/18/12	357,333	362,353	(5,020)
	Norwegian Krone	Sell	4/18/12	357,333	351,171	(6,162)
	Swedish Krona	Buy	4/18/12	4,035,363	3,994,258	41,105
	Swiss Franc	Buy	4/18/12	7,977,065	7,950,199	26,866
Westpac Banking Corp.
	Australian Dollar	Buy	4/18/12	545,380	578,523	(33,143)
	British Pound	Sell	4/18/12	2,783,981	2,774,972	(9,009)
	Canadian Dollar	Sell	4/18/12	3,883,381	3,928,262	44,881
	Euro	Sell	4/18/12	3,033,693	3,032,341	(1,352)
	Japanese Yen	Buy	4/18/12	233,794	232,224	1,570
	Japanese Yen	Sell	4/18/12	233,794	238,488	4,694

Total						$(287,052)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OAO	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through March 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,093,087,654.
(b)	The aggregate identified cost on a tax basis is $1,006,053,062, resulting in gross unrealized appreciation and depreciation of $155,277,918 and $65,540,807, respectively, or net unrealized appreciation of $89,737,111.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,734,414.
	The fund received cash collateral of $3,976,075, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,464 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $213,356,280 and $216,705,239, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $881,831 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.1%
	Consumer discretionary	17.9
	Industrials	11.1
	Energy	10.6
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $443,000,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $611,019 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $454,321.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$29,685,503	$—	$—
Belgium	15,765,559	—	—
Brazil	22,508,406	—	—
Canada	20,561,280	—	—
China	50,248,375	—	—
France	101,509,417	—	—
Germany	132,876,176	—	—
Hong Kong	15,054,605	—	—
India	4,084,378	—	—
Ireland	39,109,032	—	—
Isreal	10,093,440	—	—
Italy	21,689,552	—	—
Japan	213,387,064	—	—
Malaysia	6,023,958	—	—
Netherlands	11,530,390	—	—
Norway	10,027,915	—	—
Russia	19,548,644	—	—
South Korea	17,014,035	—	—
Spain	7,180,596	—	—
Taiwan	12,918,565	—	—
Turkey	6,430,367	—	—
United Kingdom	264,992,201	—	—
United States	57,049,307	—	—
Total common stocks	1,089,288,765	—	—
U.S. Treasury Obligations	$—	$110,802	$—
Short-term investments	1,266,314	5,124,292	—

Totals by level	$1,090,555,079	$5,235,094	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(287,052)	$—

Totals by level	$—	$(287,052)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,135,532	$1,422,584

Total	$1,135,532	$1,422,584

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2012